Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Trade and other current payables [abstract]
Trade payables	$ 373,011	¥ 2,495,482	¥ 2,476,447
Bills payables	308,687	2,065,147	2,700,676
Other payables	49,272	329,632	366,604
Accrued expenses	25,147	168,235	125,492
Accrued staff costs	99,646	666,641	622,893
Refund liabilities (Note 7.2)	113,828	761,521	717,955
Dividend payable	6,447	43,133	39,786
Amount due to associates and joint ventures (trade)	39,182	262,131	88,085
Amount due to associates and joint ventures (non-trade)	10	66	14,026
Amount due to related parties (trade)	21,786	145,747	93,161
Amount due to related parties (non-trade)	4,788	32,034	31,515
Financial liabilities at amortized cost (Note 35)	1,041,804	6,969,769	7,276,640
Other tax payable	5,803	38,823	51,387
Trade and other payables with liquidity risk (Note 32)	1,047,607	7,008,592	7,328,027
Deferred grants (Note 17)	3,301	22,082	22,270
Advance from customers	55	369	387
Total trade and other payables (current)	$ 1,050,963	¥ 7,031,043	¥ 7,350,684	[1]	¥ 6,552,999

[1]	Restated